Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Goodwill and Intangible Assets
7. G
OODWILL
AND
I
NTANGIBLE
A
SSETS
Definite-lived intangible assets includes developed technology and customer relationships, which had a net carrying amount of $17.1 million and $17.3 million at March 31, 2023 and December 31, 2022, respectively, and accumulated amortization of $11.9 million and $9.6 million at March 31, 2023 and December 31, 2022, respectively.
Our goodwill is included in our Marketplace segment.
The net changes in the carrying amounts of our intangible assets and goodwill were as follows (in thousands):

	Definite-lived Intangible Assets	Trademark	Goodwill
Balance at January 1, 2023	$17,310	$64,666	$715,258
Capitalized development costs	2,082	—	—
Amortization	(2,258)	—	—

Balance at March 31, 2023	$17,134	$64,666	$715,258

	Definite-lived Intangible Assets	Trademark	Goodwill
Balance at January 1, 2022	$13,845	$64,666	$718,204
Capitalized development costs	2,748	—	—
Amortization	(1,315)	—	—

Balance at March 31, 2022	$15,278	$64,666	$718,204

We had recorded $563.2 million of cumulative impairment charges related to our intangible assets and goodwill as of March 31, 2023 and December 31, 2022.
Amortization expense on our definite-lived intangible assets was $2.3 million for the three months ended March 31, 2023, and $1.3 million for the three months ended March 31, 2022. Amortization expense is presented in Depreciation and amortization in the Condensed Consolidated Statements of Operations.

9. G
OODWILL
AND
I
NTANGIBLE
A
SSETS
Definite-lived intangible assets includes developed technology and customer relationships, which had a net carrying amount of $17.3 million and $13.8 million at December 31, 2022 and 2021, respectively. At December 31, 2022 and 2021, accumulated amortization related to our developed technology was $9.6 million and $2.5 million, respectively. Our goodwill is included in our Marketplace segment.
The net changes in the carrying amounts of our intangible assets and goodwill were as follows (in thousands):

	Definite-lived Intangible Assets	Trademark	Goodwill
Balance at January 1, 2021	$2,358	$64,666	$683,327
Acquisition	5,320	—	34,877
Capitalized development costs	8,438	—	—
Amortization	(2,271)	—	—

Balance at December 31, 2021	13,845	64,666	718,204
Acquisition adjustment	(890)	—	(2,946)
Capitalized development costs	11,763	—	—
Disposals	(259)	—	—
Amortization	(7,149)	—	—

Balance at December 31, 2022	$17,310	$64,666	$715,258

We had recorded $563.2 million of cumulative impairment charges related to our intangible assets and goodwill as of December 31, 2022 and 2021.
Amortization expense on our definite-lived intangible assets was $7.1 million, $2.3 million, and $47.4 million for the years ended December 31, 2022, 2021, and 2020, respectively, and is presented in Depreciation and amortization in the Consolidated Statements of Operations. During the year ended December 31, 2022, we incurred a loss of $0.3 million on asset disposals related to definite-lived intangible assets, which are included in General and administrative expenses in the Consolidated Statements of Operations.
The estimated future amortization expense related to the definite-lived intangible assets as of December 31, 2022 is as follows (in thousands):

Future amortization expense:
2023	$8,589
2024	5,820
2025	2,321
2026	580
2027	—

Total	$17,310